Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,100,000
Previously Paid Amount	0.00
Total Fee Amount	290.01
Total Offset Amount	0.00
Net Fee	290.01
Narrative - Max Aggregate Offering Price	$ 2,100,000
Final Prospectus	true